Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
6.	Related party transactions:
The Company has significant contractual agreements with majority stockholder Mayne Pharma as discussed in Note 1 and Note 3. There were no amounts due to or from Mayne Pharma at December 31, 2018.